Shareholder Report, Line Graph (Details) B060045_Direxion Daily AMD Bull 2X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Feb. 11, 2025	Oct. 31, 2025
Direxion Daily AMD Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily AMD Bull 2X Shares NAV
Accumulated Value	$ 10,000	$ 37,893
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 11,377
Advanced Micro Devices, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Advanced Micro Devices, Inc.
Accumulated Value	$ 10,000	$ 23,053